Transactions with Related Parties (Details) - Schedule of loans - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Schedule of loans [Abstract]
Current Liabilities of Long Term Loans of Jeff’s Brands from related parties	[1]	$ 101
Long Term Loans of Jeff’s Brands from related parties	[1]	$ 733

[1]	Julia Gerasimova, Kfir Zilbrman and Victor Hacmon are related party of Jeff Brands.